EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
NOTE 15 - EARNINGS PER SHARE

NOTE 15 - EARNINGS PER SHARE

Weighted average number of common shares outstanding:

In Thousands of Shares
Description	2021	2020	2019
Issued common shares at January 1	77,961	71,218	64,676
Effect of shares issued	4,015	2,605	4,169
Weighted average number of common shares outstanding at December 31	81,976	73,823	68,845

Diluted loss per share was the same amount as basic loss per share, as the effect of options and warrants would have been anti-dilutive because the Corporation incurred losses in each of the years presented. All outstanding options could potentially be dilutive in the future.